TL P-1


                        AMENDMENT DATED FEBRUARY 1, 2008
                           TO THE PROSPECTUSES DATED
                               JANUARY 1, 2008 OF
                             TEMPLETON FOREIGN FUND
                              TEMPLETON WORLD FUND

The Prospectus is amended to revise the date of the document to February 1, 2008 as a result of the reorganization of Templeton Funds, Inc., of which each Fund is a separate series, into Templeton Funds, a Delaware statutory trust.

                PLEASE KEEP THIS AMENDMENT FOR FUTURE REFERENCE.







TL SA-3
                        AMENDMENT DATED FEBRUARY 1, 2008
                TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                JANUARY 1, 2008
                               OF TEMPLETON FUNDS
                           (TEMPLETON WORLD FUND AND
                            TEMPLETON FOREIGN FUND)

The Statement of Additional Information is amended to revise the date of the document to February 1, 2008 as a result of the reorganization of Templeton Funds, Inc., of which each Fund is a separate series, into Templeton Funds, a Delaware statutory trust.

                PLEASE KEEP THIS AMENDMENT FOR FUTURE REFERENCE.